Annual Fund Operating Expenses	Feb. 28, 2025
Credit Suisse Floating Rate High Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Feb. 28, 2026
Credit Suisse Floating Rate High Income Fund | Credit Suisse Floating Rate High Income Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.21%	[1]
Expenses (as a percentage of Assets)	1.06%
Fee Waiver or Reimbursement	(0.11%)	[2]
Net Expenses (as a percentage of Assets)	0.95%
Credit Suisse Floating Rate High Income Fund | Credit Suisse Floating Rate High Income Fund - Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.21%	[1]
Expenses (as a percentage of Assets)	1.81%
Fee Waiver or Reimbursement	(0.11%)	[2]
Net Expenses (as a percentage of Assets)	1.70%
Credit Suisse Floating Rate High Income Fund | Credit Suisse Floating Rate High Income Fund - Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.21%	[1]
Expenses (as a percentage of Assets)	0.81%
Fee Waiver or Reimbursement	(0.11%)	[2]
Net Expenses (as a percentage of Assets)	0.70%
Credit Suisse Strategic Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Feb. 28, 2026
Credit Suisse Strategic Income Fund | Credit Suisse Strategic Income Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.84%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.23%
Acquired Fund Fees and Expenses	0.01%	[3]
Expenses (as a percentage of Assets)	1.33%
Fee Waiver or Reimbursement	(0.28%)	[4]
Net Expenses (as a percentage of Assets)	1.05%
Credit Suisse Strategic Income Fund | Credit Suisse Strategic Income Fund - Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.84%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.23%
Acquired Fund Fees and Expenses	0.01%	[3]
Expenses (as a percentage of Assets)	2.08%
Fee Waiver or Reimbursement	(0.28%)	[4]
Net Expenses (as a percentage of Assets)	1.80%
Credit Suisse Strategic Income Fund | Credit Suisse Strategic Income Fund - Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.84%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.23%
Acquired Fund Fees and Expenses	0.01%	[3]
Expenses (as a percentage of Assets)	1.08%
Fee Waiver or Reimbursement	(0.28%)	[4]
Net Expenses (as a percentage of Assets)	0.80%

[1]	"Other expenses" include "Acquired fund fees and expenses," which were less than 0.01% of the average net assets of the fund.
[2]	Credit Suisse Opportunity Funds (the "Trust") and UBS Asset Management (Americas) LLC ("UBS AM (Americas)") have entered into a written contract limiting operating expenses to 0.95% of the fund's average daily net assets for Class A shares, 1.70% of the fund's average daily net assets for Class C shares and 0.70% of the fund's average daily net assets for Class I shares at least through February 28, 2026. This limit excludes certain expenses, including interest charges on fund borrowings, taxes, brokerage commissions, dealer spreads and other transaction charges, expenditures that are capitalized in accordance with generally accepted accounting principles, acquired fund fees and expenses, short sale dividends, and extraordinary expenses (e.g., litigation and indemnification and any other costs and expenses that may be approved by the Board of Trustees). The Trust is authorized to reimburse UBS AM (Americas) for management fees previously waived and/or for expenses previously paid by UBS AM (Americas), provided, however, that any reimbursement must be paid at a date not more than thirty-six months following the applicable month during which such fees were waived or expenses were paid by UBS AM (Americas) and the reimbursement does not cause the applicable class's aggregate expenses, on an annualized basis to exceed either (i) the applicable expense limited in effect at the time such fees were waived or such expenses were paid by UBS AM (Americas) or (ii) the applicable expense limitation in effect at the time of such reimbursement. This contract may not be terminated before February 28, 2026.
[3]	Since the "Acquired fund fees and expenses" are not directly borne by the fund, they are not reflected in the fund's financial statements, and therefore the amounts listed in "Total annual fund operating expenses" and "Total annual fund operating expenses after fee waiver and/or expense reimbursements" may differ from those presented in the financial highlights.
[4]	Credit Suisse Opportunity Funds (the "Trust") and UBS Asset Management (Americas) LLC ("UBS AM (Americas)") have entered into a written contract limiting operating expenses to 1.04% of the fund's average daily net assets for Class A shares, 1.79% of the fund's average daily net assets for Class C shares and 0.79% of the fund's average daily net assets for Class I shares at least through February 28, 2026. This limit excludes certain expenses, including interest charges on fund borrowings, taxes, brokerage commissions, dealer spreads and other transaction charges, expenditures that are capitalized in accordance with generally accepted accounting principles, acquired fund fees and expenses, short sale dividends, and extraordinary expenses (e.g., litigation and indemnification and any other costs and expenses that may be approved by the Board of Trustees). The Trust is authorized to reimburse UBS AM (Americas) for management fees previously waived and/or for expenses previously paid by UBS AM (Americas), provided, however, that any reimbursement must be paid at a date not more than thirty-six months following the applicable month during which such fees were waived or expenses were paid by UBS AM (Americas) and the reimbursement does not cause the applicable class's aggregate expenses, on an annualized basis to exceed either (i) the applicable expense limited in effect at the time such fees were waived or such expenses were paid by UBS AM (Americas) or (ii) the applicable expense limitation in effect at the time of such reimbursement. This contract may not be terminated before February 28, 2026.